Pension and other post employment benefits - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [table]
Description of direct investments held under defined benefit plans	As at 31 December 2021 the defined benefit plans did not hold any direct investments in ING Groep N.V. (2020: nil).
Remeasurement of plan assets	€ (2,000,000)	€ (246,000,000)
Actuarial gains and losses	122,000,000	(190,000,000)
Accumulated amount of remeasurements recognized directly in Other comprehensive income (equity), before tax	(262,000,000)	(343,000,000)
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), net of tax	€ (212,000,000)	€ (307,000,000)	€ (336,000,000)
Net defined benefit asset/liability, discount rates	1.50%	1.00%
Other post-employment benefits, discount rates	2.90%	2.70%
Expected contributions to pension plans	€ 33,000,000
Change in discount rate assumption	1.00%
Defined contribution plans	€ 369,000,000	€ 356,000,000	340,000,000
Net defined benefit assets liabilities [member]
Disclosure of defined benefit plans [table]
Defined contribution plans	27,000,000	€ 27,000,000	€ 23,000,000
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [table]
Financial impact of increase	(443,000,000)
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [table]
Financial impact of decrease	€ 549,000,000
Change in discount rate assumption	1.00%
Return on plan assets, 2020 [member]
Disclosure of defined benefit plans [table]
Return of plan assets, furture period amount	€ 0
Later than one year and not later than five years [member] | Net defined benefit assets liabilities [member]
Disclosure of defined benefit plans [table]
Expected contributions to pension plans	113,000,000
Later than one year and not later than five years [member] | Other post-employment benefits [member]
Disclosure of defined benefit plans [table]
Expected contributions to pension plans	136,000,000
2025-2029 [member]
Disclosure of defined benefit plans [table]
Expected contributions to pension plans	€ 743,000,000